UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer (principal executive officer), WCMA Treasury Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 -   Report to Stockholders


Semi-Annual Report (Unaudited)
September 30, 2007


WCMA Treasury Fund


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 800-882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Treasury Fund
P.O. Box 9011
Princeton, NJ 08543-9011


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WCMA Treasury Fund



Table of Contents                                              Page


A Letter to Shareholders                                          3
Semi-Annual Report:
Disclosure of Expenses                                            4
Current Seven-Day Yield                                           4
Officers and Directors                                            4
Fund Financial Statements:
   Statement of Assets and Liabilities                            5
   Statement of Operations                                        6
   Statements of Changes in Net Assets                            7
Fund Financial Highlights                                         8
Fund Notes to Financial Statements                               12
Proxy Results                                                    14
Master Portfolio Summary                                         15
Master Financial Statements:
   Schedule of Investments                                       15
   Statement of Assets and Liabilities                           16
   Statement of Operations                                       16
   Statements of Changes in Net Assets                           17
Master Financial Highlights                                      17
Master Notes to Financial Statements                             18
BlackRock Privacy Principles                                     19



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:



Total Returns as of September 30, 2007                                              6-month      12-month
U.S. equities (S&P 500 Index)                                                         +8.44%      +16.44%
Small cap U.S. equities (Russell 2000 Index)                                          +1.19       +12.34
International equities (MSCI Europe, Australasia, Far East Index)                     +8.72       +24.86
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.31       + 5.14
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.15       + 3.10
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      +0.56       + 7.62

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll, Jr.
-----------------------
Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT



Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below
(which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


Expense Example

                                               Actual                                             Hypothetical**

                          Beginning            Ending          Expenses            Beginning          Ending         Expenses
                        Account Value      Account Value     Paid During         Account Value    Account Value    Paid During
                        April 1, 2007      Sept. 30, 2007    the Period*         April 1, 2007    Sept. 30, 2007   the Period*
Class 1                     $1,000           $1,016.10          $7.84                $1,000         $1,017.12         $7.85
Class 2                     $1,000           $1,018.90          $5.08                $1,000         $1,019.86         $5.09
Class 3                     $1,000           $1,020.70          $3.27                $1,000         $1,021.66         $3.28
Class 4                     $1,000           $1,020.70          $3.27                $1,000         $1,021.66         $3.28

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.56% for Class 1,
   1.01%, for Class 2, .65% for Class 3 and .65% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder and the master in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



Current Seven-Day Yield


As of September 30, 2007

Class 1                                          2.68%
Class 2                                           3.31
Class 3                                           3.67
Class 4                                           3.67



Officers and Directors as of September 30, 2007


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Howard Surloff, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your WCMA account, call 800-262-4636.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Statement of Assets and Liabilities                                                                            WCMA Treasury Fund

As of September 30, 2007 (Unaudited)
Assets

Investment in Master Treasury LLC (the "Master LLC"), at value (identified cost--$651,101,738)                    $   651,101,738
Prepaid expenses and other assets                                                                                          99,804
                                                                                                                  ---------------
Total assets                                                                                                          651,201,542
                                                                                                                  ---------------

Liabilities

Payables:
  Administrator                                                                                $       127,926
  Distributor                                                                                          184,467
  Other affiliates                                                                                       2,275            314,668
                                                                                               ---------------
Other liabilities                                                                                                              44
                                                                                                                  ---------------
Total liabilities                                                                                                         314,712
                                                                                                                  ---------------

Net Assets

Net Assets                                                                                                        $   650,886,830
                                                                                                                  ===============

Net Assets Consist of

Class 1 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                      $     1,288,469
Class 2 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                           11,268,699
Class 3 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                           28,240,939
Class 4 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                           24,289,150
Paid-in capital in excess of par                                                                                      585,785,307
Undistributed realized capital gains allocated from the Trust--net                                                         14,266
                                                                                                                  ---------------
Net Assets                                                                                                        $   650,886,830
                                                                                                                  ===============
Net Assets Consist of

Class 1--Based on net assets of $12,885,111 and 12,884,691 shares outstanding                                     $          1.00
                                                                                                                  ===============
Class 2--Based on net assets of $112,689,984 and 112,686,988 shares outstanding                                   $          1.00
                                                                                                                  ===============
Class 3--Based on net assets of $282,415,206 and 282,409,390 shares outstanding                                   $          1.00
                                                                                                                  ===============
Class 4--Based on net assets of $242,896,529 and 242,891,496 shares outstanding                                   $          1.00
                                                                                                                  ===============

See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Statement of Operations                                                                                        WCMA Treasury Fund

For the Six Months Ended September 30, 2007 (Unaudited)
Investment Income

Interest from affiliates                                                                                          $        24,209
Net investment income allocated from the Master LLC:
  Interest                                                                                                             11,637,774
  Expenses                                                                                                              (589,099)
                                                                                                                  ---------------
Total income                                                                                                           11,072,884
                                                                                                                  ---------------

Expenses

Administration fees                                                                            $       616,189
Service and distribution fees--Class 3                                                                 365,288
Service and distribution fees--Class 2                                                                 357,758
Service and distribution fees--Class 4                                                                 325,643
Registration fees                                                                                      115,711
Service and distribution fees--Class 1                                                                  69,708
Printing and shareholder reports                                                                        13,497
Professional fees                                                                                       10,984
Transfer agent fees--Class 2                                                                             4,424
Transfer agent fees--Class 1                                                                             2,995
Transfer agent fees--Class 3                                                                             2,681
Transfer agent fees--Class 4                                                                             2,445
Other                                                                                                    2,361
                                                                                               ---------------
Total expenses                                                                                       1,889,684
Waiver of expenses                                                                                   (618,187)
                                                                                               ---------------
Total expenses after waiver                                                                                             1,271,497
                                                                                                                  ---------------
Investment income--net                                                                                                  9,801,387
                                                                                                                  ---------------

Realized & Unrealized Gain Allocated from the Master LLC--Net

Realized gain on investments--net                                                                                          11,064
Change in unrealized depreciation on investments--net                                                                      51,414
                                                                                                                  ---------------
Total realized and unrealized gain--net                                                                                    62,478
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $     9,863,865
                                                                                                                  ===============

See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Statements of Changes in Net Assets                                                                            WCMA Treasury Fund

                                                                                                  For the Six          For the
                                                                                                  Months Ended        Year Ended
                                                                                               September 30, 2007     March 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
Operations

Investment income--net                                                                         $     9,801,387    $    16,180,795
Realized gain--net                                                                                      11,064              7,343
Change in unrealized depreciation--net                                                                  51,414            111,346
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                 9,863,865         16,299,484
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

Investment income--net:
     Class 1                                                                                         (226,693)          (559,201)
     Class 2                                                                                       (2,002,927)        (4,268,325)
     Class 3                                                                                       (4,010,163)        (7,457,120)
     Class 4                                                                                       (3,561,604)        (3,896,149)
Realized gain--net:
     Class 1                                                                                                --              (166)
     Class 2                                                                                                --            (1,221)
     Class 3                                                                                                --            (1,940)
     Class 4                                                                                                --              (814)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders              (9,801,387)       (16,184,936)
                                                                                               ---------------    ---------------
Beneficial Interest Transactions

Net increase in net assets derived from beneficial interest transactions                           239,236,082         19,841,800
                                                                                               ---------------    ---------------
Net Assets

Total increase in net assets                                                                       239,298,560         19,956,348
Beginning of period                                                                                411,588,270        391,631,922
                                                                                               ---------------    ---------------
End of period                                                                                  $   650,886,830    $   411,588,270
                                                                                               ===============    ===============
See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Financial Highlights                                                                                           WCMA Treasury Fund

                                                                                      Class 1

                                            For the Six                                                            For the Period
                                            Months Ended                                                             March 20,
The following per share data and ratios    September 30,                                                             2003++ to
have been derived from information              2007                      For the Year Ended March 31,               March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004        2003
Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                            .0160          .0331          .0184          .0025          .0003         .0002
Realized and unrealized gain (loss)--net          .0005          .0002          .0002        (.0004)        (.0002)         .0001
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                  .0165          .0333          .0186          .0021          .0001         .0003
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends and distributions:
  Investment income--net                        (.0160)        (.0331)        (.0184)        (.0025)        (.0003)       (.0002)
  Realized gain--net                                 --           --**        (.0001)           --**        (.0001)            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total dividends and distributions               (.0160)        (.0331)        (.0185)        (.0025)        (.0004)       (.0002)
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        1.62%+++          3.35%          1.87%           .26%           .04%          .04%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets++++

Total expenses, net of waiver and/or
reimbursement                                    1.56%*          1.57%          1.55%          1.32%           .96%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                   1.56%*          1.57%          1.55%          1.56%          1.58%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain--net                                        3.17%*          3.32%          3.82%           .25%           .04%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $    12,885    $    14,251    $    17,407    $    23,145    $    26,768   $        25
                                            ===========    ===========    ===========    ===========    ===========   ===========

         * Annualized.

        ** Amount is less than $(.0001) per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain--net.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Financial Highlights (continued)                                                                               WCMA Treasury Fund

                                                                                      Class 2

                                            For the Six                                                            For the Period
                                            Months Ended                                                             March 20,
The following per share data and ratios    September 30,                                                             2003++ to
have been derived from information              2007                      For the Year Ended March 31,               March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004        2003
Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                            .0188          .0385          .0241          .0060          .0007         .0002
Realized and unrealized gain (loss)--net          .0002          .0003          .0001        (.0004)          --***         .0001
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                  .0190          .0388          .0242          .0056          .0007         .0003
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends and distributions:
  Investment income--net                        (.0188)        (.0385)        (.0241)        (.0060)        (.0007)       (.0002)
  Realized gain--net                                 --           --**        (.0001)           --**        (.0001)            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total dividends and distributions               (.0188)        (.0385)        (.0242)        (.0060)        (.0008)       (.0002)
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        1.90%+++          3.91%          2.45%           .61%           .08%          .04%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets++++

Total expenses, net of waiver and/or
reimbursement                                    1.01%*          1.04%           .98%           .99%           .92%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                   1.23%*          1.26%          1.24%          1.24%          1.25%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain--net                                        3.76%*          3.85%          2.42%           .59%           .08%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $   112,690    $    98,905    $   118,142    $   123,994    $   157,800   $        25
                                            ===========    ===========    ===========    ===========    ===========   ===========

         * Annualized.

        ** Amount is less than $(.0001) per share.

       *** Amount is less than $.0001 per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain--net.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Financial Highlights (continued)                                                                               WCMA Treasury Fund

                                                                                      Class 3

                                            For the Six                                                            For the Period
                                            Months Ended                                                             March 20,
The following per share data and ratios    September 30,                                                             2003++ to
have been derived from information              2007                      For the Year Ended March 31,               March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004        2003
Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                            .0206          .0421          .0277          .0094          .0035         .0002
Realized and unrealized gain (loss)--net          .0001          .0003          .0001        (.0004)          --***         .0001
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                  .0207          .0424          .0278          .0090          .0035         .0003
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends and distributions:
  Investment income--net                        (.0206)        (.0421)        (.0277)        (.0094)        (.0035)       (.0002)
  Realized gain--net                                 --           --**        (.0001)           --**        (.0001)            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total dividends and distributions               (.0206)        (.0421)        (.0278)        (.0094)        (.0036)       (.0002)
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        2.08%+++          4.28%          2.81%           .95%           .36%          .04%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets++++

Total expenses, net of waiver and/or
reimbursement                                     .65%*           .68%           .63%           .65%           .64%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                    .92%*           .96%           .94%           .94%           .95%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain--net                                        4.07%*          4.23%          2.80%           .95%           .36%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $   282,415    $   171,739    $   167,197    $   162,092    $   168,710   $        25
                                            ===========    ===========    ===========    ===========    ===========   ===========

         * Annualized.

        ** Amount is less than $(.0001) per share.

       *** Amount is less than $.0001 per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain--net.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Financial Highlights (concluded)                                                                               WCMA Treasury Fund

                                                                                      Class 4

                                            For the Six                                                            For the Period
                                            Months Ended                                                             March 20,
The following per share data and ratios    September 30,                                                             2003++ to
have been derived from information              2007                      For the Year Ended March 31,               March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004        2003
Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                            .0206          .0421          .0277          .0094          .0035         .0002
Realized and unrealized gain (loss)--net          .0001          .0002          .0001        (.0003)          --***         .0001
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                  .0207          .0423          .0278          .0091          .0035         .0003
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends and distributions:
  Investment income--net                        (.0206)        (.0421)        (.0277)        (.0094)        (.0035)       (.0002)
  Realized gain--net                                 --           --**        (.0001)           --**        (.0001)            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total dividends and distributions               (.0206)        (.0421)        (.0278)        (.0094)        (.0036)       (.0002)
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        2.08%+++          4.28%          2.81%           .95%           .36%          .04%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets++++

Total expenses, net of waiver and/or
reimbursement                                     .65%*           .68%           .63%           .65%           .65%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                    .92%*           .95%           .93%           .93%           .96%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain--net                                        4.06%*          4.24%          2.86%           .91%           .36%          .02%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $   242,897    $   126,693    $    88,886    $    57,539    $    88,849   $        25
                                            ===========    ===========    ===========    ===========    ===========   ===========

         * Annualized.

        ** Amount is less than $(.0001) per share.

       *** Amount is less than $.0001 per share.

        ++ Effective date of the Fund's registration.

      ++++ Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain--net.

       +++ Aggregate total investment return.

           See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Notes to Financial Statements (Unaudited)                    WCMA Treasury Fund



1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Treasury LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Master LLC owned by the Fund at September 30, 2007 was 45.3%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the shareholder servicing and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such servicing and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions--Investment transactions in the Master LLC are accounted for on a trade date basis.

(g) Recent accounting pronouncements--Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Notes to Financial Statements (continued)                    WCMA Treasury Fund


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group Inc. ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Distribution and Shareholder Servicing Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" ), a wholly owned subsidiary of Merrill Lynch and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.), service fees and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Service       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%


The ongoing service fee compensates MLPF&S for providing shareholder services to respective shareholders. The on-going distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is not more than .35% higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes shareholder servicing and distribution fees. This arrangement has a one-year term and is renewable. For the six months ended September 30, 2007, MLPF&S earned fees of $1,118,397, of which $618,187 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Beneficial Interest Transactions:
Net increase in net assets derived from beneficial interest transactions was $239,236,082 and $19,841,800 for the six months ended September 30, 2007 and the year ended March 31, 2007, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the Six Months                                  Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                124,763,715    $   124,763,715
Shares issued to shareholders in
  reinvestment of dividends                    226,688            226,688
                                       ---------------    ---------------
Total issued                               124,990,403        124,990,403
Shares redeemed                          (126,363,759)      (126,363,759)
                                       ---------------    ---------------
Net decrease                               (1,373,356)    $   (1,373,356)
                                       ===============    ===============



Class 1 Shares for the Year                                        Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                221,547,247    $   221,547,247
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                                559,382            559,382
                                       ---------------    ---------------
Total issued                               222,106,629        222,106,629
Shares redeemed                          (225,266,482)      (225,266,482)
                                       ---------------    ---------------
Net decrease                               (3,159,853)    $   (3,159,853)
                                       ===============    ===============



Class 2 Shares for the Six Months                                  Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                292,598,279    $   292,598,279
Shares issued to shareholders in
  reinvestment of dividends                  2,002,922          2,002,922
                                       ---------------    ---------------
Total issued                               294,601,201        294,601,201
Shares redeemed                          (280,841,038)      (280,841,038)
                                       ---------------    ---------------
Net increase                                13,760,163    $    13,760,163
                                       ===============    ===============



Class 2 Shares for the Year                                        Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                597,118,547    $   597,118,547
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              4,269,552          4,269,552
                                       ---------------    ---------------
Total issued                               601,388,099        601,388,099
Shares redeemed                          (620,662,252)      (620,662,252)
                                       ---------------    ---------------
Net decrease                              (19,274,153)    $  (19,274,153)
                                       ===============    ===============



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Notes to Financial Statements (concluded)                    WCMA Treasury Fund


Class 3 Shares for the Six Months                                  Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                829,365,552    $   829,365,552
Shares issued to shareholders in
  reinvestment of dividends                  4,010,163          4,010,163
                                       ---------------    ---------------
Total issued                               833,375,715        833,375,715
Shares redeemed                          (722,715,907)      (722,715,907)
                                       ---------------    ---------------
Net increase                               110,659,808    $   110,659,808
                                       ===============    ===============



Class 3 Shares for the Year                                        Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                              1,294,371,436    $ 1,294,371,436
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              7,459,060          7,459,060
                                       ---------------    ---------------
Total issued                             1,301,830,496      1,301,830,496
Shares redeemed                        (1,297,342,256)    (1,297,342,256)
                                       ---------------    ---------------
Net increase                                 4,488,240    $     4,488,240
                                       ===============    ===============



Class 4 Shares for the Six Months                                  Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                657,909,106    $   657,909,106
Shares issued to shareholders in
  reinvestment of dividends                  3,561,604          3,561,604
                                       ---------------    ---------------
Total issued                               661,470,710        661,470,710
Shares redeemed                          (545,281,243)      (545,281,243)
                                       ---------------    ---------------
Net increase                               116,189,467    $   116,189,467
                                       ===============    ===============



Class 4 Shares for the Year                                        Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                              1,082,482,855    $ 1,082,482,855
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                              3,896,963          3,896,963
                                       ---------------    ---------------
Total issued                             1,086,379,818      1,086,379,818
Shares redeemed                        (1,048,592,252)    (1,048,592,252)
                                       ---------------    ---------------
Net increase                                37,787,566    $    37,787,566
                                       ===============    ===============



Proxy Results


During the six-month period ended September 30, 2007, the shareholders of WCMA Treasury Fund voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:



                                                                                           Shares Voted     Shares Withheld
                                                                                               For            From Voting
To elect the Fund's Board of Directors:  David O. Beim, Richard S. Davis, Ronald W. Forbes,
                                         Henry Gabbay, Dr. Matina Horner, Rodney D. Johnson,
                                         Herbert I. London, Cynthia A. Montgomery,
                                         Joseph P. Platt, Jr., Robert C. Robb, Jr.,
                                         Toby Rosenblatt, Kenneth L. Urish and
                                         Frederick W. Winter                                461,733,651             0



Proxy Results


During the six-month period ended September 30, 2007, the shareholders of Master Treasury LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Master LLC's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:


                                                                                           Shares Voted     Shares Withheld
                                                                                               For            From Voting
To elect the Master LLC's Board of Directors:   David O. Beim                              876,662,714          560,959
                                                Richard S. Davis                           876,879,151          344,522
                                                Ronald W. Forbes                           876,662,714          560,959
                                                Henry Gabbay                               876,879,151          344,522
                                                Dr. Matina Horner                          876,662,714          560,959
                                                Rodney D. Johnson                          876,879,151          344,522
                                                Herbert I. London                          876,662,714          560,959
                                                Cynthia A. Montgomery                      876,879,151          344,522
                                                Joseph P. Platt, Jr.                       876,879,151          344,522
                                                Robert C. Robb, Jr.                        876,879,151          344,522
                                                Toby Rosenblatt                            876,662,714          560,959
                                                Kenneth L. Urish                           876,879,151          344,522
                                                Frederick W. Winter                        876,879,151          344,522



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Portfolio Summary                                           Master Treasury LLC


Portfolio Composition as a Percent of Net Assets


                                                 As of
                                         9/30/07        3/31/07

U.S. Government Obligations               100.0%          99.9%
Other Assets Less Liabilities               --             0.1
                                          ------         ------
Total                                     100.0%         100.0%
                                          ======         ======



Schedule of Investments as of September 30, 2007 (Unaudited)                               Master Treasury LLC     (In Thousands)

                                                            Face               Interest              Maturity
Issue                                                      Amount              Rate(s)                 Date              Value
U.S. Government Obligations*--100.00%

U.S. Treasury Bills                                       $ 232,963         3.942 - 4.791 %         10/04/2007       $    232,796
                                                            198,649         3.732 - 4.82            10/11/2007            198,350
                                                            152,632         3.266 - 4.844           10/18/2007            152,304
                                                            216,500         3.292 - 4.847           10/25/2007            215,911
                                                             32,000         4.766 - 4.822           11/01/2007             31,855
                                                             10,000                 4.782           11/08/2007              9,945
                                                            152,037          3.05 - 4.66            11/15/2007            151,154
                                                            115,300         3.525 - 4.801           11/23/2007            114,618
                                                             92,000          4.16 - 4.805           12/06/2007             91,208
                                                             80,000          3.90 - 4.76            12/13/2007             79,241
                                                             95,305          3.69 - 4.05            12/20/2007             94,438
                                                              9,832                 3.673            1/03/2008              9,735
                                                             57,757                 3.90             1/24/2008             57,019

Total Investments (Cost--$1,438,574**)--100.0%                                                                          1,438,574
Other Assets Less Liabilities--0.0%                                                                                           321
                                                                                                                     ------------
Net Assets--100.0%                                                                                                   $  1,438,895
                                                                                                                     ============

 * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. US Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** Cost for federal income tax purposes.

   See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Statement of Assets and Liabilities                                                                           Master Treasury LLC

As of September 30, 2007 (Unaudited)
Assets

Investments in unaffiliated securities, at value (identified cost--$1,438,573,960)                                $ 1,438,573,960
Cash                                                                                                                          532
Contributions receivable                                                                                                  557,213
Prepaid expenses                                                                                                            9,097
                                                                                                                  ---------------
Total assets                                                                                                        1,439,140,802
                                                                                                                  ---------------

Liabilities

Payables:
  Investment adviser                                                                           $       205,763
  Other affiliates                                                                                       8,113            213,876
                                                                                               ---------------
Accrued expenses                                                                                                           32,045
                                                                                                                  ---------------
Total liabilities                                                                                                         245,921
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $ 1,438,894,881
                                                                                                                  ===============

Net Assets Consist of

Investors' capital                                                                                                $ 1,438,894,881
                                                                                                                  ---------------
Net Assets                                                                                                        $ 1,438,894,881
                                                                                                                  ===============

See Notes to Financial Statements.



Statement of Operations                                                                                       Master Treasury LLC

For the Six Months Ended September 30, 2007 (Unaudited)
Investment Income

Interest                                                                                                          $    23,934,094

Expenses

Investment advisory fees                                                                       $     1,053,549
Accounting services                                                                                     93,280
Professional fees                                                                                       23,136
Directors' fees and expenses                                                                            15,367
Custodian fees                                                                                          13,181
Pricing fees                                                                                             1,873
Printing and shareholder reports                                                                           111
Other                                                                                                   10,549
                                                                                               ---------------
Total expenses                                                                                                          1,211,046
                                                                                                                  ---------------
Investment income--net                                                                                                 22,723,048
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

Realized gain on investments--net                                                                                          23,970
Change in unrealized appreciation on investments--net                                                                   (186,066)
                                                                                                                  ---------------
Total realized and unrealized loss--net                                                                                 (162,096)
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $    22,560,952
                                                                                                                  ===============

See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Statements of Changes in Net Assets                                                                           Master Treasury LLC

                                                                                                  For the Six
                                                                                                  Months Ended         For the
                                                                                                 September 30,        Year Ended
                                                                                                      2007            March 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
Operations

Investment income--net                                                                         $    22,723,048    $    39,118,232
Realized gain--net                                                                                      23,970             15,471
Change in unrealized appreciation/depreciation--net                                                  (186,066)            267,348
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                22,560,952         39,401,051
                                                                                               ---------------    ---------------

Capital Transactions

Proceeds from contributions                                                                      3,816,035,872      4,626,183,593
Fair value of withdrawals                                                                      (3,274,420,756)    (4,664,402,629)
                                                                                               ---------------    ---------------
Net increase (decrease) in net assets derived from capital transactions                            541,615,116       (38,219,036)
                                                                                               ---------------    ---------------

Net Assets

Total increase in net assets                                                                       564,176,068          1,182,015
Beginning of period                                                                                874,718,813        873,536,798
                                                                                               ---------------    ---------------
End of period                                                                                  $ 1,438,894,881    $   874,718,813
                                                                                               ===============    ===============

See Notes to Financial Statements.



Financial Highlights                                                                                          Master Treasury LLC

                                              For the Six
                                              Months Ended                                                      For the Period
The following per share data and ratios      September 30,                                                   February 13, 2003++
have been derived from information                2007                         For the Year Ended March 31,      to March 31,
provided in the financial statements.         (Unaudited)      2007           2006           2005        2004        2003
Total Investment Return

Total investment return                       2.29%++++          4.70%          3.22%          1.35%           .81%         .60%*
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets

Expenses                                          .24%*           .26%           .26%           .25%           .23%         .25%*
                                            ===========    ===========    ===========    ===========    ===========   ===========
Investment income and realized gain--net         4.47%*          4.63%          3.14%          1.34%           .82%         .98%*
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $ 1,438,895    $   874,719    $   873,537    $   969,383    $ 1,115,732   $ 1,298,116
                                            ===========    ===========    ===========    ===========    ===========   ===========

      * Annualized.

     ++ Commencement of operations.

   ++++ Aggregate total investment return.

        See Notes to Financial Statements.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Notes to Financial Statements (Unaudited)                   Master Treasury LLC


1. Significant Accounting Policies:
Master Treasury LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Directors of the Master LLC and the Board of Trustees of the Trust are referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments--Portfolio securities may be valued at amortized cost, which approximates market value. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

(b) Income taxes--The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Recent accounting pronouncements--Effective September 30, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Master LLC's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Master LLC's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services Group Inc. are the principal owners of BlackRock, Inc.



WCMA TREASURY FUND                                           SEPTEMBER 30, 2007



Notes to Financial Statements (concluded)                   Master Treasury LLC


The Manager is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: .25% of the Master LLC's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and ..125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Master LLC to the Manager.

For the six months ended September 30, 2007, the Master LLC reimbursed the Manager $7,469 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


WCMA TREASURY FUND                                           SEPTEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury LLC


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       WCMA Treasury Fund and Master Treasury LLC


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       WCMA Treasury Fund and Master Treasury LLC


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       WCMA Treasury Fund and Master Treasury LLC


Date: November 20, 2007